SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Year one	$ 411,750
Year two	549,000	$ 549,000
Year three	503,250	549,000
Year four		503,250
Total future minimum lease payments	1,464,000	1,601,250
Less imputed interest	(58,716)	(69,886)
Maturities of lease liabilities	$ 1,405,284	$ 1,531,364	$ 2,026,343